Subsequent events (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 13, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023
Subsequent events
Proceeds from loans and borrowings			$ 501,657
Repayment of loans and borrowings		$ 56,850	$ 14,140
Senior syndicated facility agreement
Subsequent events
Principal amount				$ 25,000
Margin rate (as a percent)				3.00%
Amendments to debt structure | Senior syndicated facility agreement
Subsequent events
Repayments of amount deferred	$ 159,000
Principal amount	125,000
Proceeds from loans and borrowings	$ 66,000
Amendments to debt structure | Senior syndicated facility agreement | Minimum
Subsequent events
Margin rate (as a percent)	2.50%
Amendments to debt structure | Senior syndicated facility agreement | Maximum
Subsequent events
Margin rate (as a percent)	3.00%
Amendments to debt structure | Letter of credit
Subsequent events
Principal amount	$ 45,000
Amendments to debt structure | Mezzanine debt facility
Subsequent events
Repayment of loans and borrowings	$ 160,656